Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Balance at Beginning of Period	$ 4,689		$ 4,169		$ 3,920
Charged to Costs and Expenses	872		1,421		1,154
Charged to Other Accounts	(67)	[1]	(2)	[1]	28	[1]
Deductions	(1,517)		(899)		(933)
Balance at End of Period	$ 3,977		$ 4,689		$ 4,169

[1]	Amounts represent the impact of foreign currency translation.